Inventory (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Abstract
Schedule of inventories

	2022	2021
Finished products	142,935	157,285
Semi-finished products (i)	163,805	60,315
Raw materials	68,497	90,087
Auxiliary materials and consumables	115,562	94,564
Inventory provisions	(95,602)	(29,749)
	395,197	372,502

(i)	Semi-finished products in December 2022 include the stockpile produced during Aripuanã's commissioning phase in the total amount of USD 40,303. In 2021, the amount of USD 23,009 of the ore stockpile that was included in raw material was reclassified as a semi-finished products.

Schedule of changes in the provision for obsolescence

	2022	2021
Balance at the beginning of the year	(29,749)	(29,074)
Additions (i)	(69,761)	(15,094)
Reversals	4,634	13,986
Exchange variation (losses) gains	(726)	433
Balance at the end of the year	(95,602)	(29,749)
(i)	The main amount is related to the provision of Aripuanã's inventory to its net realizable value for both its ore stockpile and its produced concentrates in the total amount of USD 52,215 (including depreciation of USD 16,377) as of December 31, 2022.